SEGMENT INFORMATION - Consolidated Statements of Income Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	$ 5,292	$ 3,681	$ 10,510	$ 6,811
Depreciation	555	436	1,055	847
Exploration, evaluation and project expenses	134	82	250	136
Other expenses (income)	209	353	205	523
Profit (loss) before tax	2,624	1,358	5,852	2,417
Disclosure of non-controlling interests [Abstract]
Profit (loss), attributable to non-controlling interests	675	445	1,554	752
Operating segments
Disclosure of operating segments [line items]
Profit (loss) before tax	2,735	1,527	5,772	2,585
Operating segments | Carlin [Member]
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	1,250	898	2,649	1,576
Site operating costs, royalties and community relations	405	361	785	700
Depreciation	119	68	244	130
Exploration, evaluation and project expenses	0	4	1	5
Other expenses (income)	3	1	4	4
Profit (loss) before tax	723	464	1,615	737
Operating segments | Cortez [Member]
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	742	579	1,461	1,035
Site operating costs, royalties and community relations	290	232	521	416
Depreciation	91	62	172	119
Exploration, evaluation and project expenses	2	1	2	3
Other expenses (income)	2	2	3	4
Profit (loss) before tax	357	282	763	493
Operating segments | Turquoise Ridge
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	590	410	1,362	774
Site operating costs, royalties and community relations	179	172	339	328
Depreciation	42	44	89	91
Exploration, evaluation and project expenses	0	0	0	0
Other expenses (income)	(1)	(5)	(7)	(4)
Profit (loss) before tax	370	199	941	359
Operating segments | Pueblo Viejo
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	802	517	1,471	894
Site operating costs, royalties and community relations	218	190	384	352
Depreciation	86	77	153	152
Exploration, evaluation and project expenses	2	0	3	1
Other expenses (income)	3	3	6	6
Profit (loss) before tax	493	247	925	383
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	338	210	613	359
Cost of sales, attributable to non-controlling interests	122	108	216	203
Profit (loss), attributable to non-controlling interests	215	102	395	156
Operating segments | Loulo-Gounkoto [Member]
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	481	0	907	0
Site operating costs, royalties and community relations	213	0	416	0
Depreciation	41	8	79	14
Exploration, evaluation and project expenses	0	0	0	1
Other expenses (income)	39	63	60	142
Profit (loss) before tax	188	(71)	352	(157)
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	96	0	181	0
Cost of sales, attributable to non-controlling interests	51	2	99	3
Profit (loss), attributable to non-controlling interests	39	(12)	72	(29)
Operating segments | Kibali [Member]
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	314	226	656	418
Site operating costs, royalties and community relations	99	76	198	157
Depreciation	34	32	67	64
Exploration, evaluation and project expenses	0	0	0	0
Other expenses (income)	7	29	19	36
Profit (loss) before tax	174	89	372	161
Operating segments | Lumwana
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	505	340	852	645
Site operating costs, royalties and community relations	209	125	383	273
Depreciation	71	69	114	129
Exploration, evaluation and project expenses	0	0	0	0
Other expenses (income)	3	2	9	4
Profit (loss) before tax	222	144	346	239
Operating segments | North Mara [Member]
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	194	201	412	436
Site operating costs, royalties and community relations	94	65	172	146
Depreciation	23	19	44	40
Exploration, evaluation and project expenses	0	0	0	0
Other expenses (income)	5	11	8	14
Profit (loss) before tax	72	106	188	236
Operating segments | Bulyanhulu [Member]
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	237	133	459	279
Site operating costs, royalties and community relations	79	50	147	111
Depreciation	21	14	39	30
Exploration, evaluation and project expenses	0	0	0	0
Other expenses (income)	1	2	3	4
Profit (loss) before tax	136	67	270	134
Operating segments | Reportable segments [member]
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	5,115	3,304	10,229	6,057
Site operating costs, royalties and community relations	1,786	1,271	3,345	2,483
Depreciation	528	393	1,001	769
Exploration, evaluation and project expenses	4	5	6	10
Other expenses (income)	62	108	105	210
Profit (loss) before tax	2,735	1,527	5,772	2,585
Operating segments | Other
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	457	610	958	1,193
Site operating costs, royalties and community relations	146	242	282	479
Depreciation	53	65	104	123
Exploration, evaluation and project expenses	3	1	4	3
Other expenses (income)	1	9	1	12
Profit (loss) before tax	254	293	567	576
Operating segments | Segment total [Member]
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	5,258	3,688	10,531	6,832
Site operating costs, royalties and community relations	1,833	1,437	3,429	2,805
Depreciation	547	426	1,038	828
Exploration, evaluation and project expenses	7	6	10	13
Other expenses (income)	56	88	87	186
Profit (loss) before tax	2,815	1,731	5,967	3,000
Accretion expense	11	12	23	26
Operating segments | Nevada Gold Mines [Member]
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	1,089	795	2,291	1,439
Cost of sales, attributable to non-controlling interests	474	398	902	753
Profit (loss), attributable to non-controlling interests	613	396	1,386	680
Operating segments | North Mara and Bulyanhulu [Member]
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	69	53	139	114
Cost of sales, attributable to non-controlling interests	34	23	64	52
Profit (loss), attributable to non-controlling interests	33	30	73	61
Operating segments | Tongon [Member]
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	0	10	0	20
Cost of sales, attributable to non-controlling interests	0	8	0	15
Profit (loss), attributable to non-controlling interests	0	3	0	5
Share of equity investees | Kibali [Member]
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	(314)	(226)	(656)	(418)
Site operating costs, royalties and community relations	(99)	(76)	(198)	(157)
Depreciation	(34)	(32)	(67)	(64)
Exploration, evaluation and project expenses	0	0	0	0
Other expenses (income)	(7)	(29)	(19)	(36)
Profit (loss) before tax	$ (174)	$ (89)	$ (372)	$ (161)